Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 28, 2014
Entity Registrant Name	RCS Capital Corp
Entity Central Index Key	0001568832
Entity Filer Category	Smaller Reporting Company